CONDENSED SCHEDULES OF INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2017
CONDENSED SCHEDULES OF INVESTMENTS
Schedule of unrealized profit (loss) on open contracts on the Statements of Financial Condition

December 31, 2017

	Long Positions			Short Positions			Net Unrealized
Commodity Industry	Number of	Unrealized	Percent of	Number of	Unrealized	Percent of	Profit (Loss)	Percent of
Sector	Contracts/Notional*	Profit (Loss)	Members’ Capital	Contracts/Notional*	Profit (Loss)	Members’ Capital	on Open Positions	Members’ Capital	Maturity Dates

Agriculture	103	$137,853	0.20%	(1,181)	$384,308	0.55%	$522,161	0.75%	February 2018 - April 2018
Currencies - Futures	5	5,540	0.01%	(11)	(15,485)	-0.02%	(9,945)	-0.01%	March 2018
Currencies - Forwards*	252,071,735	2,876,659	4.10%	(228,725,253)	(3,246,617)	-4.62%	(369,958)	-0.52%	March 2018
Energy	434	1,265,666	1.80%	(264)	(494,590)	-0.70%	771,076	1.10%	January 2018 - December 2018
Interest rates	2,233	(1,589,571)	-2.26%	(2,312)	359,823	0.51%	(1,229,748)	-1.75%	March 2018 - June 2020
Metals	302	1,228,177	1.75%	(73)	(464,140)	-0.66%	764,037	1.09%	January 2018 - April 2018
Stock indices	1,071	526,852	0.75%	(148)	(3,042)	0.00%	523,810	0.75%	January 2018 - March 2018

Total		$4,451,176	6.35%		$(3,479,743)	-4.94%	$971,433	1.41%

December 31, 2016

	Long Positions			Short Positions			Net Unrealized
Commodity Industry	Number of	Unrealized	Percent of	Number of	Unrealized	Percent of	Profit (Loss)	Percent of
Sector	Contracts/Notional*	Profit (Loss)	Members’ Capital	Contracts/Notional*	Profit (Loss)	Members’ Capital	on Open Positions	Members’ Capital	Maturity Dates

Agriculture	455	$(151,581)	-0.14%	(710)	$394,646	0.37%	$243,065	0.23%	February 2017 - April 2017
Currencies - Futures	3	(7,065)	-0.01%	(27)	14,105	0.01%	7,040	0.00%	March 2017
Currencies - Forwards*	155,465,380	(771,410)	-0.72%	(199,845,797)	1,150,492	1.08%	379,082	0.36%	March 2017
Energy	190	255,974	0.24%	(40)	(56,180)	-0.05%	199,794	0.19%	January 2017 - March 2017
Interest rates	510	308,025	0.29%	(3,415)	173,276	0.16%	481,301	0.45%	March 2017 - June 2019
Metals	280	(1,436,353)	-1.35%	(195)	501,993	0.47%	(934,360)	-0.88%	February 2017 - April 2017
Stock indices	1,087	621,635	0.58%	(429)	8,642	0.01%	630,277	0.59%	January 2017 - March 2017

Total		$(1,180,775)	-1.11%		$2,186,974	2.05%	$1,006,199	0.94%

*Currencies — Forwards present notional amounts as converted to USD.